AGREEMENTS AND TRANSACTIONS WITH BAXTER	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
AGREEMENTS AND TRANSACTIONS WITH BAXTER

NOTE 15    AGREEMENTS AND TRANSACTIONS WITH BAXTER

Separation-Related Agreements with Baxter

In connection with the separation, the company entered into a manufacturing and supply agreement, transition services agreement and international commercial operations agreement with Baxter.

Under the terms of the manufacturing and supply agreement, Baxalta manufactures certain products and materials and sells them to Baxter at an agreed-upon price reflecting Baxalta’s cost plus a mark-up for certain products and materials. As a result, the company began recording revenues associated with the manufacturing and supply agreement during the three months ended September 30, 2015 that were not recorded during periods prior to the separation. Revenues associated with manufacturing and supply agreement with Baxter were $35 million during the three months ended September 30, 2015. The company also began purchasing products and materials from Baxter at cost plus a mark-up beginning during the three months ended September 30, 2015. The costs associated with the manufacture of these products were included at cost without a mark-up in the company’s results of operations in periods prior to the separation. The manufacturing and supply agreement did not contribute a significant amount of gross margin or net income to the company’s results of operations during the three months ended September 30, 2015.

Under the terms of the transition services agreement, Baxalta and Baxter provide various services to each other on an interim, transitional basis. The services provided by Baxter to Baxalta include certain finance, information technology, human resources, quality, supply chain and other administrative services and functions, and are generally provided on a cost-plus basis. The services generally extend for approximately 2 years following the separation except for certain information technology services that may extend for 3 years following the separation. During the three months ended September 30, 2015, the company incurred selling, general and administrative expenses of approximately $30 million associated with the transition services agreement with Baxter.

For a certain portion of the company’s operations, the legal transfer of Baxalta’s net assets did not occur by the separation date of July 1, 2015 due to the time required to transfer marketing authorizations and other regulatory requirements in each of these countries. Under the terms of the international commercial operations agreement with Baxter, the company is responsible for the business activities conducted by Baxter on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets. As a result, the related assets and liabilities and results of operations have been reported in the company’s condensed consolidated interim financial statements as of and for the three months ended September 30, 2015. Net sales related to these operations totaled approximately $199 million during the three months ended September 30, 2015. At September 30, 2015, the assets and liabilities consisted of inventories, which are reported in inventories on the consolidated balance sheet, and other assets and liabilities, which are reported in due from Baxter International Inc., net, on the consolidated balance sheet. The majority of these operations are expected to be transferred to the company by the end of 2016.

The company and Baxter also entered into a separation and distribution agreement, tax matters agreement, an employee matters agreement and a long-term services agreement in connection with the separation.

The following is a summary of the amounts in the consolidated balance sheet due to or from Baxter, including the assets and liabilities of certain of the company’s operations that have not yet transferred to Baxalta and are held by Baxter as of the balance sheet date:

(in millions)	September 30, 2015

Inventories	$107

Assets to be transferred to Baxalta, held by Baxter	$211
Other amounts due from Baxter	282

Due from Baxter International Inc.	$493

Liabilities to be transferred to Baxalta, held by Baxter	$43
Other amounts due to Baxter	516

Due to Baxter International Inc.	$559

Other amounts due to / from Baxter primarily relate to intercompany balances which originated prior to the separation and ongoing transactions with Baxter associated with the separation-related agreements described above, including current tax-related indemnification liabilities of $75 million and long-term tax-related indemnification liabilities of $51 million.

Corporate Overhead and Other Allocations from Baxter Prior to Separation

Prior to the separation, the company did not operate as a standalone business and had various relationships with Baxter whereby Baxter provided services to the company. In the financial statements prior to the separation, Baxter provided the company certain services, which included, but were not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. The financial information in the condensed combined financial statements in periods prior to the separation did not necessarily include all the expenses that would have been incurred had the company been a separate, standalone entity. Baxter charged the company for these services based on direct and indirect costs. When specific identification was not practicable, a proportional cost method was used, primarily based on sales, headcount, or square footage. These allocations were reflected as follows in the unaudited condensed combined financial statements:

(in millions)	Six months ended June 30, 2015	Three months ended September 30, 2014	Nine months ended September 30, 2014

Cost of sales allocation	$21	$—	$10
Selling, general and administrative allocations	258	125	382
Research and development allocations	5	4	9
Other expense, net allocation	—	1	1

Total corporate overhead and other allocations from Baxter	$284	$130	$402

Management believes that the methods used to allocate expenses to the company’s historical financial statements were reasonable.

Centralized Cash Management Prior to Separation

Prior to the separation, Baxter used a centralized approach to cash management and financing of operations. The majority of the company’s subsidiaries were party to Baxter’s cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept regularly from the company’s accounts. Cash transfers to and from Baxter’s cash concentration accounts and the resulting balances at the end of each reporting period were reflected in net parent company investment in the condensed combined balance sheets. At December 31, 2014, cash and equivalents were not allocated to the company due to Baxter’s centralized approach to cash management.

NOTE 16    RELATED PARTIES

The Company has not historically operated as a standalone business and has various relationships with Baxter whereby Baxter provides services to the Company.

Corporate Overhead and Other Allocations from Baxter

Baxter provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. The financial information in these combined financial statements does not necessarily include all the expenses that would have been incurred had the Company been a separate, standalone entity. Baxter charges the Company for these services based on direct and indirect costs. When specific identification is not practicable, a proportional cost method is used, primarily based on sales, headcount, or square footage. These allocations were reflected as follows in the combined financial statements:

years ended December 31 (in millions)	2014	2013	2012

Cost of sales allocations	$12	$37	$28
Selling, general and administrative allocations	511	540	552
Research and development allocations	14	15	14
Other expense, net allocations	1	4	—

Total corporate overhead and other allocations from Baxter	$538	$596	$594

The financial information herein may not necessarily reflect the combined financial position, results of operations and cash flows of the Company in the future or what they would have been had the Company been a separate, standalone entity during the periods presented. Management believes that the methods used to allocate expenses to the Company are reasonable.

Share-based Compensation

As discussed in Note 10, the Company’s employees participate in Baxter share-based compensation plans, the costs of which have been allocated to the Company and recorded in cost of sales, selling and administrative expenses, and R&D expenses in the combined statements of income. Share-based compensation costs related to the Company’s employees were $31 million, $26 million and $20 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Retirement Plans

As discussed in Note 11, the Company’s employees participate in defined benefit pension and other postretirement plans sponsored by Baxter, the costs of which have been recorded in cost of sales, selling, general and administrative expenses, and R&D expenses in the combined statement of income. The costs of such plans related to the Company’s employees were $37 million, $45 million and $36 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Centralized Cash Management

Baxter uses a centralized approach to cash management and financing of operations. The majority of the Company’s subsidiaries are party to Baxter’s cash pooling arrangements with several financial institutions to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances are swept regularly from the Company’s accounts. Cash transfers to and from Baxter’s cash concentration accounts and the resulting balances at the end of each reporting period are reflected in net parent company investment in the combined balance sheets.

Debt

Baxter’s third-party debt and the related interest expense have not been allocated to the Company for any of the periods presented as the Company was not the legal obligor of the debt and Baxter borrowings were not directly attributable to the Company’s business.